Acquisitions and Divestitures (Schedule of Consolidated Pro Forma Operating Results) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Acquisitions And Divestitures [Abstract]
Pro forma net operating revenues	$ 12,818,956	$ 13,120,413
Pro forma net income	$ 217,268	$ 258,019
Pro Forma Net Income Per Share [Abstract]
Basic	$ 1.52	$ 2.89
Diluted	$ 1.51	$ 2.87